Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Classes Of Share Capital [Abstract]
Summary of Shareholders' Equity
		in USD ‘000
	Number of common shares	Share capital	Share premium	Total
January 1, 2018	36,342,945	2,864	219,335	222,199
Issuance of shares - EIP 2013	347,509	27	2,947	2,974
Issuance of shares - June 2018 offering	5,056,721	392	77,431	77,823
Issuance of shares - ATM program	1,600,851	130	19,881	20,011
Share issuance costs	—	—	(6,160)	(6,160)
Exercise of stock-options - EIP 2017	95,885	7	1,131	1,138
December 31, 2018	43,443,911	3,420	314,565	317,985

		in USD ‘000
	Number of common shares	Share capital	Share premium	Total
January 1, 2019	43,443,911	3,420	314,565	317,985
Issuance of shares - EIP 2013	261,984	21	2,696	2,717
Issuance of shares - ATM program	691,133	56	3,498	3,554
Share issuance costs	—	—	(130)	(130)
Exercise of stock-options - EIP 2017	26,420	2	326	328
December 31, 2019	44,423,448	3,499	320,955	324,454

Summary of Authorized Share Capital	The authorized share capital that is not outstanding is as follows:
	As at December 31,
Number of shares	2019	2018
Authorized share capital	19,681,753	15,565,620